Proceedings Under Chapter 11 - Reorganization Items, Net (Details) - USD ($) $ in Thousands			3 Months Ended								12 Months Ended
		Dec. 31, 2012	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 29, 2015	Dec. 28, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Fresh-Start Adjustment [Line Items]
Total reorganization items, net	[1]		$ 105	$ (188)	$ 628	$ 992	$ 1,293	$ 1,594	$ 2,165	$ 2,216	$ 1,537	$ 7,268
Successor
Fresh-Start Adjustment [Line Items]
Professional advisory fees											270	4,272	$ 13,515
Contract rejections and claim settlements											222	575	(446)
Other											1,045	2,421	3,862
Total reorganization costs, net											1,537	7,268	16,931
Total reorganization items, net											$ 1,537	$ 7,268	$ 16,931
Predecessor
Fresh-Start Adjustment [Line Items]
Professional advisory fees		$ 14,136
Other		4,372
Reorganization adjustments, net		(4,734,050)
Fresh-start reporting adjustments, net		(3,550,264)
Total reorganization items, net		$ (8,284,314)

[1]	See Note 3 to the Company’s consolidated financial statements for information pertaining to reorganization items recorded in 2015 and 2014.